COLLABORATION, RESEARCH AND DISTRIBUTION AND SALES AGREEMENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Collaboration Agreement [Abstract]
COLLABORATION, RESEARCH AND DISTRIBUTION AND SALES AGREEMENTS
NOTE 5: -	COLLABORATION, RESEARCH AND DISTRIBUTION AND SALES AGREEMENTS

Each of the following agreements amounted to 10% or more of the Company’s total revenues in 2024, 2023 and 2022:

a.
In March 2020, AgPlenus Ltd. entered into a multi-year collaboration with Corteva for the discovery and development of novel herbicides. Under the terms of the collaboration agreement, AgPlenus Ltd. and Corteva work together to optimize herbicide product candidates originating from the Company’s pipeline. Successful candidates from this collaboration are expected to be further developed by Corteva (see also Note 22e and Customer A in Note 21c).

b.
In August 2021, Canonic Ltd. entered into an agreement with customer C (see Note 21c) for the distribution in Israel of Canonic Ltd.’s medical cannabis products, through its distribution channels, on a consignment basis to licensed pharmacies, under the Canonic brand. The initial term of the agreement is 36 months.

c.
In November 2022, Casterra Ag Ltd. entered into an agreement with a customer, under which Casterra Ag Ltd. would sell to the customer castor seeds, equipment, machinery and materials. In November 2023, the agreement was extended until November 1, 2024.

In June 2023, Casterra Ag Ltd. signed a framework agreement with a leading oil and gas energy company (Customer D, see Note 21c) for the sale of castor varieties at a commercial scale for biofuel production. Under the framework of the agreement, during June 2023, Casterra Ag Ltd. received an order totaling $9,100. In addition, during June 2023 Casterra Ag Ltd. received an additional order totaling approximately $2,200 to supply castor seeds.

Following the delay in delivery schedule that was caused by the seed production bottleneck Casterra Ag Ltd. had in 2023 and 2024, Casterra Ag Ltd. is currently negotiating with the customer  to supply additional seeds in lieu of expired orders from 2023, as mentioned above.

In June 2024, Casterra Ag Ltd. received an additional purchase order totaling approximately $440 to supply castor seeds to a new African country in 2024.

d.
During July 2023, Lavie Bio entered a licensing agreement with Corteva, conferring exclusive rights to Corteva for advancing and commercializing Lavie Bio's lead bio-fungicides, LAV311 and LAV312. Lavie Bio received an initial payment of $5,000, in two installments, a first payment of $2,500 was received during September 2023 and in March 2024, Lavie Bio Ltd. received the second payment of $2,500. In addition, Lavie Bio Ltd. was also eligible for additional future milestone payments and royalties from Corteva's sales of the products. (Customer A, see Note 21c). During November 2024 Lavie Bio announced the cancellation of this licensing agreement with Corteva. Lavie Bio regained full rights and freedom to operate the licensed technology and the lead bio-fungicide candidates.

e.
On February 16, 2024, AgPlenus Ltd. entered into a Licensing and Collaboration Agreement (the ”Agreement”) with Bayer AG (“Bayer”) for the development of a new sustainable weed control solution. This Agreement grants Bayer an exclusive license for the development and commercialization of products developed within the collaboration. According to the Agreement, AgPlenus Ltd. is entitled to receive a license payment, ongoing research funding, milestone payments, and royalties based on future product sales, subject to certain conditions as stipulated in the Agreement. (Customer B, see Note 21c).

Additional significant agreements that were signed during 2023 and 2022:

f.
In August 2022, an affiliate company of ICL and Lavie Bio Ltd. entered a multi-year collaboration agreement for developing novel bio-stimulant products to enrich fertilizer efficiency. Under the Agreement, Lavie Bio Ltd. carries out dedicated product development programs, and Lavie Bio Ltd. and ICL will enter a licensing agreement that will define, among other aspects, Lavie Bio Ltd.’s consideration for commercialization of resulting products by ICL. As part of the collaboration, ICL invested through an affiliate company in Lavie Bio Ltd. $10,000 under a SAFE (see also Note 12).

g.
In May 2023 Evogene signed an agreement for an EU Horizon grant of approximately €1,200 to support the creation of oil-seed crops that have high carbon-dioxide assimilation and enhanced drought tolerance. The project is expected to be executed over 32 months. In May 2023 Evogene received a pre-financing payment of approximately €980 (approximately $1,023) and in August 2024 Evogene received a second payment of approximately €123 (approximately $134) from the grant mentioned above (see also Note 11).